Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of the options issued

	Year ended December 31,
	2020	2019
Expected term (in years)	2.0	2.0
Expected volatility	79.5%	54.4%
Risk-free interest rate	(0.1)%	0.8%
Expected dividend yield	0.0%	0.0%
Underlying fair value of Ordinary share	$0.15	$0.03

Enterprise Management Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the changes in the employee share options issued

Weighted
Average
		Weighted	Remaining	Aggregate
	Number of	AverageStrike	Contractual	Intrinsic
	Units	Price	Term	Value
Options to purchase A Ordinary Shares	Outstanding	per Unit	(in years)	(in thousands)
Outstanding at December 31, 2019	804,065	$0.20	8.7	$1,686
Granted	—	$—
Exercised	—	$—
Forfeited	(93,634)	$0.20
Outstanding at December 31, 2020	710,431	$0.20	7.7	$11,910
Exercisable at December 31, 2020	—	$—	—	$—

Weighted
Average
		Weighted	Remaining
	Number of	Average	Contractual	Aggregate
	Units	Strike Price	Term	Intrinsic Value
Options to purchase Ordinary Shares	Outstanding	per Unit	(in years)	(in thousands)
Outstanding at December 31, 2019	27,574	$14.25	5.4	$—
Granted	—	$—
Exercised	—	$—
Forfeited/Expired	(17,850)	$13.11
Outstanding at December 31, 2020	9,724	$15.26	2.0	$73
Exercisable at December 31, 2020	—	$—	—	$—

Articles of Association Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the changes in the employee share options issued

		Weighted
	Number of	Average Strike	Aggregate
	Units	Price	Intrinsic Value
Options to purchase A Ordinary Shares	Outstanding	per Unit	(in thousands)
Outstanding at December 31, 2019	2,123,070	$0.30	$1,243
Granted	3,236,932	$0.25
Exercised	—	$—
Forfeited	(2,323)	$0.25
Outstanding at December 31, 2020	5,357,679	$0.27	$64,431
Exercisable at December 31, 2020	—	$—	$—